Condensed Financial Information of the Parent Company (Details) - Schedule of parent company statements of comprehensive income - Parent Company [Member] - USD ($)	6 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Condensed Statement of Income Captions [Line Items]
General and administrative expenses	$ 1,052,619	$ 234,000
Financial expenses	(43)	911
Loss from operation	1,052,576	234,911
Other income:
Share of income of subsidiaries, consolidated VIE and VIE’s subsidiaries	1,499,211	2,437,070
Income before income tax expense	446,635	2,202,159
Income tax expense
Net income	446,635	2,202,159
Other Comprehensive loss
Foreign currency translation (loss) income	(59,682)	1,147,991
Total comprehensive income	$ 386,953	$ 3,350,150